Schedule of Lease Liability (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross lease obligation – minimum lease payments
1 year	$ 192,087	$ 200,755	$ 393,673
2- 3 years	19,375	64,375	73,588
4-5 years
Future interest expense on lease obligations	(6,322)	(13,480)	(41,927)
Total lease liability	205,140	251,650	425,334
Current lease liability	185,175	189,368	353,526
Non-current lease liability	19,965	62,282	71,808
Total lease liability	$ 205,140	$ 251,650	$ 425,334